Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	107,800,000	107,800,000
Ordinary shares, shares issued	15,654,129	10,190,904
Ordinary shares, shares outstanding	15,654,129	10,190,904